Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Consolidated
	2024	2023	2022
	$	$	$
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(7,849,556)	(4,484,831)	(227,502)

Tax at the statutory tax rate of 25% (Australian company tax rate)	(1,962,389)	(1,121,208)	(56,876)

Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	-	72,196	-
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	43,296	56,431	43,285
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(3,521)	(2,731)	-

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	152,599	152,576	47,375
Other temporary differences not recognised	1,930,817	923,659	(24,068)

Income tax expense	160,802	80,923	9,716